LEASES - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Nov. 30, 2019 USD ($) facility store	Sep. 07, 2019 transaction	Feb. 23, 2019 USD ($) transaction	Feb. 24, 2018
Lessee, Lease, Description [Line Items]
Future minimum sublease income	$ 339.8
Number of sale leaseback transactions | transaction		3	3
Number of properties sold and leaseback | store	53
Number of facilities | facility	1
Aggregate purchase price, net of closing costs	$ 931.3
Aggregate initial annual rent payment	53.0
Sale-leaseback (gain) loss	463.6		$ 362.5
Operating lease right-of-use assets	5,836.1
Lease liabilities	$ 5,980.2
Future minimum tenant rental income under operating leases			$ 360.3
Lease term of sale-leaseback				20 years
Minimum
Lessee, Lease, Description [Line Items]
Real estate lease period	15 years		15 years
Lease term of sale-leaseback	15 years
Percent increase in rent payment	1.50%
Maximum
Lessee, Lease, Description [Line Items]
Real estate lease period	20 years		20 years
Lease term of sale-leaseback	20 years
Percent increase in rent payment	1.75%
Lease Agreements
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 602.5